ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2015
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	March 31,
	2014	2015
	RMB	RMB
Accounts receivable	73,041,508	53,153,164
Less: allowance for doubtful accounts	(4,688,433)	(5,003,118)

Accounts receivable, net	68,353,075	48,150,046

Schedule of activities in the allowance for doubtful accounts

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	30,100,005	35,005,069	4,688,433
Additions charged to (reversal of) provision for doubtful accounts	9,140,062	(3,738,232)	845,965
Write-off of accounts receivable	(4,234,998)	(26,578,404)	(531,280)

Ending allowance for doubtful accounts	35,005,069	4,688,433	5,003,118